Leases (Details) - Schedule of Lease Costs - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Lease Costs [Abstract]
Operating lease cost	$ 200	$ 202
Short-term lease cost	46	155
Total lease cost	$ 246	$ 357